OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS

NOTE 5  -          OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2014	2013

Forward Exchange Contracts	984	-
Government institutions	73	128
Deferred installation expenses	459	526
Deposits	575	368
	2,091	1,022